Condensed Consolidated Statements of Operations (Unaudited) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses	$ 9,039	$ 3,445,137	$ 307,417	$ 6,430,059	$ 366,416	$ 2,923,654
General and administrative expenses – related party		30,000	20,000	60,000	20,000	80,000
Loss from operations	(9,039)	(3,475,137)	(327,417)	(6,490,059)	(386,416)	(3,003,654)
Change in fair value of warrant liability		(13,705,000)	1,170,000	21,175,000	1,170,000	(32,730,000)
Offering costs allocated to derivative warrant liabilities			(877,647)		(877,647)	(877,647)
Net gain on investments held in Trust Account		4,560	41,768	9,070	41,768	69,135
Interest earned		23	19	55	19	111
Other income:
Net Income/loss	$ (9,039)	$ (17,175,554)	$ 6,723	$ 14,694,066	$ (52,276)	$ (36,542,055)
Loss per share
Weighted average shares outstanding subject to possible redemption, basic and diluted (in Shares)		30,000,000	26,284,377	27,468,417	26,284,377	25,440,915
Basic and diluted net income per share, shares subject to possible redemption (in Dollars per share)						$ 0.00
Weighted average ordinary shares outstanding, basic and diluted (in Shares)	8,625,000	7,500,000	9,649,510	10,031,583	8,602,438	10,464,651
Basic and diluted net income (loss) per share (in Dollars per share)		$ (2.29)		$ 1.46	$ (0.01)
Other items
Basic and diluted net loss per share, Non-redeemable shares (in Dollars per share)	$ 0.00					$ (3.50)
DeepGreen Metals Inc. [Member]
Other income:
Net Income/loss				$ 83,714,901	$ 32,760,205	$ 56,631,379	$ 43,072,371
Other comprehensive income to be reclassified to profit and loss in subsequent periods
Currency translation differences				26	244	125	34
Comprehensive loss for the year				$ 83,714,927	$ 32,760,449	$ 56,631,504	$ 43,072,405
Loss per share
Loss per share – Basic and diluted (in Dollars per share)				$ 0.50	$ 0.22	$ 0.37	$ 0.33
Weighted average number of common shares outstanding (in Shares)				167,943,190	146,970,289	154,224,664	131,308,417
Operating expenses
Exploration expenses				$ 54,736,036	$ 31,187,993	$ 48,881,445	$ 38,830,228
Consulting fees				1,039,425	350,591	1,385,882	820,665
Investor relations				2,582,554	293,882	857,810	1,221,153
Office and sundry				209,518	149,037	303,006	236,360
Professional fees				4,695,779	116,849	663,293	248,211
Salaries and wages				731,098	467,852	915,855	741,355
Director fees				155,034	111,130	195,101	497,368
Common Share options-based payments				18,684,122	33,760	3,263,131	401,926
Transfer agent and filing fees				3,280	3,948	6,023	2,536
Travel				164,963	99,170	132,821	298,921
Operating expenses				83,001,809	32,814,212	56,604,367	43,298,723
Other items
Foreign exchange loss				52,503	(3,089)	80,447	73,951
Interest income				$ 660,589	$ (50,918)	$ (53,435)	$ (300,303)